Commitments (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Future minimum lease payments
Additional capital commitments	$ 3,140,351	$ 2,686,537
Lease commitments
Future minimum lease payments
Total	401,483
2022 | Lease commitments
Future minimum lease payments
Total	323,236
2023 | Lease commitments
Future minimum lease payments
Total	$ 78,247